Pension and Postretirement Expense Level 4 (Details) - Weighted Average Rates used to Determine the Benefit Obligations	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.60%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.00%	3.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.20%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.40%	7.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2029	2030
Foreign Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	7.20%	4.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.30%	6.70%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2030	2030